Accumulated other comprehensive loss. (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Accumulated other comprehensive loss.
Balance, Pre-tax		$ 8,160	$ (13,098)	$ (17,379)
Movements of the year, Pre-tax	$ 127	2,157	21,258	4,281
Balance, Pre-tax		10,317	8,160	(13,098)
Balance, Deferred taxes		4,785	11,162	12,446
Movements of the year, Deferred taxes	(38)	(647)	(6,377)	(1,284)
Balance, Deferred taxes		4,138	4,785	11,162
Balance, Net of tax		12,945	(1,936)	(4,933)
Movements of the year, Net of tax		1,510	14,881	2,997
Balance, Net of tax	$ 854	$ 14,455	$ 12,945	$ (1,936)